Investments in Affiliates (Details) - Schedule of investments in affiliates ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Total	¥ 363,414	$ 52,201	¥ 587,517
Teamhead Automobile [Member]
Schedule of Equity Method Investments [Line Items]
Total	204		119
Puyi Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Total	10,670		11,350
CNFinance [Member]
Schedule of Equity Method Investments [Line Items]
Total	¥ 352,540		¥ 576,048